Long-term Debt (Details 2) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Long-term Debt [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 18,686,730	$ 16,065,483
Long-term Debt, Maturities, Repayments of Principal in Year Two	19,323,468	16,506,108
Long-term Debt, Maturities, Repayments of Principal in Year Three	30,994,082	17,909,321
Long-term Debt, Maturities, Repayments of Principal in Year Four	11,971,926	27,201,673
Long-term Debt, Maturities, Repayments of Principal in Year Five	8,765,181	15,136,255
Thereafter	21,717,019	7,940,223
Long-term Debt	$ 111,458,406	$ 100,759,063